SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2020
Presents summary information segment
	For the six months ended June 30, 2020 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Overseas study consulting	Textbook sales	Total
Revenue	$1,264,823	$933,240	$72,725	$-	$2,270,788
Cost of revenue	(263,579)	(1,206,524)	(12,412)	-	1,482,515
Gross profit (loss)	1,001,244	(273,284)	60,313	-	788,273
Operating expenses	(501,901)	(370,324)	(28,858)	-	(901,083)
Income (loss) from operations	499,343	(643,608)	31,455	-	(112,810)

Depreciation and amortization	7,489	4,402	343	-	12,234
Capital expenditure	7,147	5,273	411	-	12,831

Total assets	6,446,412	4,756,435	370,657	-	11,573,504
Total liabilities	$1,006,113	$742,352	$57,850	$-	$1,806,315
	For the six months ended June 30, 2019 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Overseas study consulting	Textbook sales	Total
Revenue	$1,240,856	$625,896	$-	$13,316	$1,880,068
Cost of revenue	(535,638)	(479,384)	-	(7,633)	(1,022,655)
Gross profit	705,218	146,512	-	5,683	857,413
Operating expenses	(471,713)	(102,080)	(91,567)	(1,725)	(667,085)
Income (loss) from operation	233,505	44,432	(91,567)	3,958	190,328

Depreciation and amortization	13,412	6,764	144	-	20,320
Capital expenditure	8,597	4,337	92	-	13,026

Total assets	3,655,666	2,234,017	880,067	-	6,769,750
Total liabilities	$306,551	$453,722	$614,641	$-	$1,374,914